Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash Flows from Operating Activities
Net Loss	$ (3,813,060)	$ (6,993,320)
Loss from discontinued operations		1,731,825
Net loss from continuing operations	(3,813,060)	(5,261,495)
Adjustments to reconcile loss from continuing operations to net cash used in operating activities:
Provision for doubtful accounts	7,000
Depreciation for property, plant and equipment	2,015,617	2,322,974
Amortization of Intangible Assets	417,884	204,673
Amortization of debt discount and deferred financing costs	290,700	451,924
Accrued interest added to principal	321,813	371,572
Loss on property and equipment		528,364
Stock-based compensation - Options	352,281	296,385
Stock-based compensation – Stock issued for services		20,000
Stock-based compensation – Employee stock purchase plan	54	1,784
Deferred rent	(27,684)	(548,161)
Changes in operating assets and liabilities:
Accounts receivable	(114,890)	(57,875)
Prepaid expenses and other current assets	50,967	(390,252)
Other assets	(191)	(6,588)
Account payable	(148,858)	(369,104)
Accrued expenses	383,748	51,203
Deferred revenues	(46,860)	(275,926)
Total Adjustments	3,501,581	2,600,973
Net Cash Used In Continuing Operating Activities	(311,479)	(2,660,522)
Net Cash Used In Discontinued Operating Activities	(71,253)	(2,094,260)
Net Cash Used In Operating Activities	(382,732)	(4,754,782)
Cash Flows From Investing Activities
Acquisitions of property and equipment	(556,530)	(625,976)
Change in security deposits	(10,533)	15,639
Net Cash Used In Continuing Investing Activities	(567,063)	(610,337)
Net Cash Used In Discontinued Investing Activities		124,130
Net Cash Used In Investing Activities	(567,063)	(486,207)
Cash Flows From Financing Activities
Repayment of capital leases	(254,800)	(243,738)
Issuance of common stock under employee stock purchase plan	304	8,916
Net Cash Provided By (Used In) Continuing Financing Activities	(254,496)	(234,822)
Net Decrease In Cash and Cash Equivalents
Continuing Operations	(1,133,038)	(3,505,681)
Discontinued Operations	(71,253)	(1,970,130)
Net Decrease In Cash and Cash Equivalents	(1,204,291)	(5,475,811)
Cash and Cash Equivalents – Beginning of year	12,272,444	15,116,531
Cash and Cash Equivalents – Ending of year	11,068,153	9,640,720
Interest	661,419	778,971
Income taxes	730	11,780
Acquisition of property and equipment - Included in accrued expenses	154,093	148,712
Exchange of intangible assets – discontinued operations (Note 4)		$ 3,837,783